2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Summary Of Significant Accounting Policies
Depreciation expense	$ 17,719	$ 17,719	$ 35,445	$ 35,444	$ 70,894	$ 60,459